Preferred Units (Table)	12 Months Ended
Dec. 31, 2020
BETTER THERAPEUTICS OPCO [Member]
Temporary Equity [Line Items]
Summary of Preferred Units

	As of December 31, 2019
	Units Authorized	Units Issuance and Outstanding	Aggregate liquidation Preference
Series Seed Preferred Units	1,066,667	1,066,667	$2,000
Series A Preferred Units	5,500,000	4,999,807	24,646

Total Preferred Units	6,566,667	6,066,474	$26,646